SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S GAAP”) and have been consistently applied.

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and the subsidiaries of the VIEs. All inter-company transactions and balances have been eliminated.

Uses of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to estimates and judgments applied in the impairment assessment of long-lived assets, valuation allowance for deferred tax assets, valuation of share-based compensation expenses, allowance for loan principal and interest receivables,and uncertain tax positions. Actual results could differ from those estimates.

Revenue recognition

Revenue is recognized when all of the following conditions are met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the price is fixed or determinable, and (4) collectability is reasonably assured. These criteria as they relate to each of the following major revenue generating activities are described below:

•Loan facilitation revenue

The Company generates loan facilitation service fees from borrowers by connecting investors to qualified credit loan borrowers and facilitating loan arrangements between the parties. Loan facilitation revenue is recognized at loan inception, when the facilitation service is provided and collectability is assured.

•Loan management revenue

The Company generates loan management service fees from borrowers by providing loan management service on reviewing the secured loan borrower’s pledged asset condition and updating secured asset information and status over the term of the loan period. Loan management fee is recognized monthly over the lives of the related loans, as well as collectability is assured, as the service is provided over the term of the loan period.

•Post-origination revenue

The Company generates post-origination service fees from investors by providing post-origination services, including monitoring payments from borrowers to investors and maintaining investors’ account portfolios. Post-origination revenue is recognized when service is provided, the price is fixed or determinable as well as collectability is assured, which is normally at the end of related investment period.

•Interest income

The Company lends funds to borrowers up to their approved credit limit through Wusu Company since its inception on August 28, 2017. Interest on loans receivable is accrued based on the contractual interest rates of the loan as earned. Accrual of interest is generally discontinued when reasonable doubt exists as to the full, timely collection of interest or principal. When a loan is discontinued from interest accrual, the Company stops accruing interest and reverses all accrued but unpaid interest as of such date. Interest income was US$590,122 for the fiscal year ended March 31, 2018, which was included as net revenue in the accompanying statements of comprehensive income.

Cash incentives reward program

To expand its market presence, the Company provides cash incentives to qualified investor within a limited period. During the relevant incentive program period, the Company sets certain thresholds for the investor to qualify for the cash incentive. When qualified investment is made, the cash incentive is provided to the investor. The cash incentives are accounted for as reduction of revenue in accordance with ASC Topic 605.

Risk reserve liability

Since inception, the Company launched an investor protection service in the form of risk reserve policy. In accordance with the risk reserve policy agreed upon between the Company and its investors, if a loan facilitated by the Company defaults, the Company is obligated to guarantee the certain portion of unpaid principal and interest repayment of the defaulted loan up to the balance of the risk reserve liability on a portfolio basis. Pursuant to the Company’s public announcement on its website to all investors, the Company grouped loans facilitated in the Company’s marketplace into two portfolios: Credit loans (loans without pledged assets) and Secured loans (loans with pledged assets). In accordance with the term of risk reserve agreed by the Company and investors, the risk reserve liability being set aside equals total of 1% and 2% of the loan principal amount plus interest for loans facilitated on our marketplace under all secured loans and credit loans, respectively (“Risk Reserve Rate”). The Company reserves the right to revise the percentage upwards or downwards as a result of the Company’s continuing evaluation of factors such as working capital and market conditions. There is no limit on the period of time in which an investor can receive payments for unpaid interest and principal from the risk reserve policy, but the Company’s obligation under the risk reserve liability to make payments is limited to the balance of the risk reserve liability at any point in time. Starting on February 1, 2017, the Company entered into a series of agreements (“Insurance Agreement”) with a third party insurance company. Pursuant to the Insurance Agreement, the insurance company charges borrowers an insurance fee at 2% of the loan principal amount plus interest for loans facilitated on our marketplace under credit loan starting from February 1, 2017. Additionally, the Company transferred the balance of the risk reserve liability as of January 31, 2017 of approximately US$4.9 million to the insurance company at the inception of the Insurance Agreement. In return, the insurance company assumes the risk reserve obligation of the Company on the outstanding loan balances that were covered under the risk reserve policy as of January 31, 2017 and insures future defaults. Starting from February 2017, the Company no longer records risk reserve liability.

Material Terms and Conditions of the Insurance Agreement

The Insurance Agreement was effective in February 2017. The term of the Insurance Agreement is one year, which can be automatically renewed prior to expiry each year. Under the Insurance Agreement, the insurance company is responsible for providing insurance coverage to investors who provide loans to borrowers who are qualified under the Company's credit and risk assessment procedures, subject to the satisfaction of prescribed insurance requirements of the insurance company. Upon the completion of loan origination, the borrower shall pay the loan default risk premium to the insurance company directly. The Company is responsible for assisting the insurance company’s collection of late payments. In the event that insurance company suffers losses from the insurance policies due to our failure in reviewing the qualification of the borrowers, the insurance company is entitled to require us to compensate for all the losses and relevant expenses incurred. As of the date of this report, there have been no such claims for compensation from the insurance company to the Company. The Company has assessed this contingency in accordance with ASC Topic 450, and concluded that no contingent liability should be recorded as of March 31, 2018 and 2017.

On February 1, 2018, the Company renewed the Insurance Agreement with the insurance company.

The movement of risk reserve liability for the years ended March 31, 2017 and 2016 is as follows:

	For the Years Ended March 31,
	(US$)	(US$)
	2017	2016
Opening balance	$2,717,335	$927,763
Liability arising at the inception of loans	7,041,697	5,715,313
Release on expiration	(2,168,547)	(3,699,071)
Payout	(2,470,347)	(143,733)
Foreign exchange translation impact	(226,548)	(82,937)

Sub-total	4,893,590	2,717,335

Transferred to insurance company	(4,893,590)	—

Ending Balance	$—	$2,717,335

Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash. The Company maintains certain cash and cash equivalents with financial institutions in the People’s Republic of China (“PRC”) which are not insured or otherwise protected. Should any of these institutions holding the Company’s cash become insolvent, or if the Company is unable to withdraw funds for any reason, the Company could lose the cash on deposit with that institution.

Loans receivable

Loans receivable are recorded at unpaid principal balances, net of allowance for loan losses that reflects the Company’s best estimate of the amounts that will not be collected. The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in the loan portfolio as of each balance sheet date. The allowance is provided based on an assessment performed on a portfolio basis. All loans are assessed individually depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio. Management performs a quarterly evaluation of the adequacy of the allowance. The establishment of the allowance is based on the Company’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. As of March 31, 2018, the Company did not provide any provision for loan losses.

Loan principal are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company has determined the balance is uncollectable. In accordance with ASC 310-10-35-41, the Company determines that any loans with outstanding balance that are 90 days past due are deemed uncollectible and therefore charged-off.

Property, equipment and software, net

Property, equipment and software acquired are recorded at cost. Depreciation and amortization is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight line method, as follows:

Useful life
Office equipment	3-5 years
Vehicle	5 years
Software	5 years
Leasehold improvements	over shorter of the lease term or expected useful life

The Company eliminates the cost and related accumulated depreciation and amortization of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of comprehensive income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and betterment to equipment are capitalized.

Long-lived assets

The carrying value of the long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable.  Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment loss was recognized, for the fiscal years ended March 31, 2018, 2017 and 2016, respectively.

Value added tax (“VAT”)

The Company is subject to VAT at the rate of 6% and related surcharges on revenue generated from providing services. The Company reported revenue net of VAT. VAT payable balance is included in the taxes payable on the face of consolidated balance sheets.

Advertising and promotion expenses

Advertising expenses represent expenses for placing advertisements on television, radio and newspaper, as well as on Internet websites and search engines. Advertising and promotion cost are expensed as incurred. For the years ended March 31, 2018, 2017 and 2016, the advertising and promotion expense was US$11,925,499, US$3,500,611 and US$2,358,494, respectively.

Research and development costs

Research and development costs are mainly labor cost of research and development department. For the years ended March 31, 2018, 2017 and 2016, research and development expense was US$2,816,991, US$1,567,738 and US$895,993, respectively, and included in service and development expense.

Service and development expense

Service and development expense consists primarily of variable expenses and vendor costs, including costs related to credit assessment, customer and system support, payment processing services and collection associated with facilitating and servicing loan.

Share-based compensation

Under the Company’s 2016 Equity Incentive Plan, the Company granted share options to the Company’s selected employees and directors. Awards granted to employees with service conditions attached are measured at the grant date fair value and are recognized as an expense using straight-line method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Awards granted to employees with performance conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses in the period and thereafter when the performance goal becomes probable to achieve.

Awards granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as compensation expenses over the estimated requisite service period, regardless of whether the market condition has been satisfied if the requisite service period is fulfilled.

Awards granted to non-employees are measured at fair value at the earlier of the commitment date or the date the services are completed, and are recognized using straight-line method over the period the service is provided.

Binomial option-pricing models are adopted to measure the value of awards at each grant date or measurement date. The determination of fair value is affected by assumptions relating to a number of complex and subjective variables, including but not limited to the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the option-pricing model requires extensive actual employee and non-employee exercise behavior data for the relative probability estimation purpose, and a number of complex assumptions.

Income taxes

The Company’s subsidiary and VIEs in China are subject to the income tax laws of the relevant tax jurisdictions. No taxable income was generated outside the PRC for the years ended March 31, 2018, 2017 and 2016. The Company accounts for income tax under the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the events that have been included in the financial statements or tax returns. Deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. Valuation allowances are established against net deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized. As of March 31, 2018 and 2017, no valuation allowance is considered necessary.

The Company may be subject to challenges from taxing authorities regarding the amounts of taxes due. These challenges may alter the timing or amount of taxable income or deductions. Management determines whether the benefits of its tax positions are more-likely-than-not of being sustained upon audit based on the technical merits of the tax position. The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2018 and 2017, the Company did not have any significant unrecognized uncertain tax positions. All tax returns since the Company’s inception are still subject to examination by tax authorities. The Company does not believe that its unrecognized tax benefits will change over the next twelve months.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires public companies with capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Foreign currency translation

Since the Company operates primarily in the PRC, the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s financial statements have been translated into the reporting currency, the United States Dollar (“USD”). Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average exchange rate during the reporting period. The resulting translation adjustments are reported under accumulated other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the consolidated statements of income and comprehensive income.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

	March 31, 2018		March 31, 2017		March 31,2016
Balance sheet items, except for equity accounts, as of	US$	1=RMB6.2726	US$	1=RMB6.8832	US$	1=RMB6.4494
Amounts included in the statements of operations and cash flows for the years ended	US$	1=RMB6.6255	US$	1=RMB6.7248	US$	1=RMB6.3271

Fair value of financial instruments

The Company follows the provisions of Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, loans receivable and risk reserve liability, approximate their fair value based on the short-term maturity of these instruments.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition. The core principle of Topic 606 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services.

To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Topic 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The company has completed its analysis of Topic 606 and has concluded that the measurement of revenue and the timing of recognizing revenue is not expected to change for the loan facilitation fees, loan management fees, and post-origination service fees. The Company has adopted Topic 606 on April 1, 2018 using the modified retrospective method. Based on our analysis, the Company did not identify a material cumulative catch-up adjustment to the opening balance sheet of retained earnings at April 1, 2018.  Our future financial statements will include additional disclosures as required by Topic 606.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02). ASU 2016-02 requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity’s leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. A modified retrospective approach is required. The Company is evaluating the impact this ASU will have on its consolidated financial statements.

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective in fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. The Company is evaluating the impact this ASU will have on its consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09 (“ASU 2017-09”) to provide guidance to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the changes in terms or conditions. ASU 2017-09 is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted and application is prospective. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In June, 2018, the FASB issued ASU No. 2018-07 to provide guidance to reduce cost and complexity and to improve financial reporting for share-based payments issued to nonemployees (for example, service providers, external legal counsel, suppliers, etc.). The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.